Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
Income tax expense (benefit) consists of the following:

(In thousands)	Current	Deferred	Total
Year ended December 31, 2014
U.S. federal	$84	$(3,554)	$(3,470)
State and local	—	(213)	(213)
Foreign	—	(1,006)	(1,006)
Total	$84	$(4,773)	$(4,689)
Tax benefit in equity	—	(3,616)	(3,616)
Total	$84	$(8,389)	$(8,305)

Year ended December 31, 2013
U.S. federal	$—	$(329)	$(329)
State and local	—	42	42
Foreign	165	34	199
Total	$165	$(253)	$(88)

Year ended December 31, 2012
U.S. federal	$—	$(1,094)	$(1,094)
State and local	—	(176)	(176)
Total	$—	$(1,270)	$(1,270)

Effective Tax Rate

Income tax expense (benefit) differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to loss before income taxes.

	Year ended December 31,
Effective Tax Rate - Year-end	2014	2013	2012
Income tax benefit at U.S. federal statutory rate	35.0%	35.0%	35.0%
Increase (reduction) in income taxes:
State income taxes, net of U.S. federal benefit	1.0%	(11.2)%	6.7%
Grants in lieu of tax credits—U.S. federal benefit	—%	—%	242.6%
Grants in lieu of tax credits—state, net of U.S. federal benefit	—%	—%	38.0%
Foreign operations	1.4%	—%	—%
Non-controlling interest	(16.1)%	—%	—%
Stock-based compensation	(2.2)%	—%	—%
Change in valuation allowance	(9.0)%	—%	—%
Other	(4.6)%	—%	—%
Effective tax (expense) benefit rate	5.5%	23.8%	322.3%

When ITCs or grants in lieu of tax credits are received by the Company for its solar generation facilities, the credits and grants are recognized as a reduction in the carrying value of the property and equipment. This also results in the recognition of a deferred tax asset and income tax benefit for the future tax depreciation of the property and equipment.
On July 23, 2014, the Company acquired a controlling interest in Terra LLC and its subsidiary Terra Operating LLC. As a result, the Company owns 37.5% of Terra LLC and consolidates the results due to its controlling interest. The Company records SunEdison's 57.3% and Riverstone's 5.2% ownership as a non-controlling interests in the financial statements. Terra LLC is treated as a partnership for income tax purposes. As such, the Company records income tax on its 37.5% of Terra LLC's taxable income. SunEdison records income tax on its 57.3% share of taxable income generated by Terra LLC.
The Company's deferred tax balances reflect the change in tax basis of the Company's assets as a result of the IPO, primarily due to the recognition of the tax basis of the Company's investment in Terra LLC.

For the year ended December 31, 2014, the overall effective tax rate was different than the statutory rate of 35% primarily due to the recognition of a valuation allowance on the tax benefit attributed to the Company post IPO and income allocated to non-controlling interests. Tax benefits for losses realized before July 23, 2014, were recognized primarily because of existing deferred tax liabilities. Tax benefits for losses realized after July 23, 2014 were recognized primarily because of existing deferred tax liabilities at our foreign operations. As of December 31, 2014, all jurisdictions are in a net deferred tax asset position. A valuation allowance is recognized for the deferred tax assets resulting from the IPO transaction primarily because of the history of losses.

The tax effects of the major items recorded as deferred tax assets and liabilities are:

	As of December 31,
(In thousands)	2014	2013
Deferred tax assets:
Net operating losses and tax credit carryforwards	$53,968	$6,745
Investment in partnership	115,861	—
Deferred revenue	207	2,575
Solar generation facilities	—	44,218
Other	2,078	—
Total deferred tax assets	172,114	53,538
Valuation allowance	(167,508)	—
Net deferred tax assets	4,606	53,538

Deferred tax liabilities:
Solar generation facilities	7,473	57,971
Other	229	2,039
Total deferred tax liabilities	7,702	60,010
Net deferred tax liabilities	$3,096	$6,472

Upon the closing of the IPO on July 23, 2014, the Company's most significant asset for which deferred taxes are being provided is its basis in the Terra LLC partnership interest. The underlying solar generation facilities are controlled under Terra LLC, and thus deferred tax assets and liabilities at the Company's project portfolio companies are captured within the deferred tax asset for investment in partnership. The Company has gross net operating loss carryforwards of $95.4 million in the United States and multiple foreign jurisdictions that will expire beginning in 2026. The Company believes that it is more likely than not that it will not generate sufficient taxable income to realize the deferred tax assets associated with net operating losses and tax credit carryforwards and has recorded a valuation allowance against its deferred tax assets.

As of December 31, 2014, the Company has identified no uncertain tax positions for which a reserve under ASC 740-10 is required.